Condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statement of cash flows (unaudited)
Bank overdrafts	€ 3	€ 4
Cash and cash equivalents	€ 577	€ 49